Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.5%
Boeing Co. (A)	7,413	$ 1,630,415
General Dynamics Corp.	3,103	608,281
Howmet Aerospace, Inc.	5,117	159,651
Huntington Ingalls Industries, Inc.	523	100,971
L3 Harris Technologies, Inc.	2,750	605,660
Lockheed Martin Corp.	3,302	1,139,520
Northrop Grumman Corp.	2,027	730,024
Raytheon Technologies Corp.	20,426	1,755,819
Textron, Inc.	3,056	213,339
TransDigm Group, Inc. (A)	739	461,557

		7,405,237

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	1,752	152,424
Expeditors International of Washington, Inc.	2,288	272,570
FedEx Corp.	3,301	723,876
United Parcel Service, Inc., Class B	9,809	1,786,219

		2,935,089

Airlines - 0.2%
Alaska Air Group, Inc. (A)	1,616	94,698
American Airlines Group, Inc. (A)	8,350	171,342
Delta Air Lines, Inc. (A)	8,575	365,381
Southwest Airlines Co. (A)	7,913	406,965
United Airlines Holdings, Inc. (A)	4,380	208,356

		1,246,742

Auto Components - 0.1%
Aptiv PLC (A)	3,632	541,059
BorgWarner, Inc.	3,104	134,124

		675,183

Automobiles - 2.1%
Ford Motor Co. (A)	52,185	738,939
General Motors Co. (A)	19,553	1,030,639
Tesla, Inc. (A)	10,929	8,475,221

		10,244,799

Banks - 4.4%
Bank of America Corp.	99,738	4,233,878
Citigroup, Inc.	27,298	1,915,774
Citizens Financial Group, Inc.	5,743	269,806
Comerica, Inc.	1,777	143,049
Fifth Third Bancorp	9,229	391,679
First Republic Bank	2,352	453,654
Huntington Bancshares, Inc.	20,169	311,813
JPMorgan Chase & Co.	40,247	6,588,031
KeyCorp	12,896	278,812
M&T Bank Corp.	1,694	252,982
People’s United Financial, Inc.	5,561	97,151
PNC Financial Services Group, Inc.	5,738	1,122,582
Regions Financial Corp.	12,791	272,576
SVB Financial Group (A)	790	511,035
Truist Financial Corp.	18,168	1,065,553
US Bancorp	18,132	1,077,766
Wells Fargo & Co.	55,303	2,566,612
Zions Bancorp NA	2,205	136,467

		21,689,220

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.4%
Brown-Forman Corp., Class B	2,503	$ 167,726
Coca-Cola Co.	52,326	2,745,545
Constellation Brands, Inc., Class A	2,247	473,421
Molson Coors Beverage Co., Class B	2,387	110,709
Monster Beverage Corp. (A)	4,976	442,018
PepsiCo, Inc.	18,615	2,799,882

		6,739,301

Biotechnology - 1.9%
AbbVie, Inc.	23,802	2,567,522
Amgen, Inc.	7,746	1,647,187
Biogen, Inc. (A)	2,005	567,395
Gilead Sciences, Inc.	16,930	1,182,560
Incyte Corp. (A)	2,504	172,225
Moderna, Inc. (A)	4,730	1,820,388
Regeneron Pharmaceuticals, Inc. (A)	1,415	856,330
Vertex Pharmaceuticals, Inc. (A)	3,506	635,953

		9,449,560

Building Products - 0.5%
A.O. Smith Corp.	1,737	106,079
Allegion PLC	1,152	152,271
Carrier Global Corp.	11,687	604,919
Fortune Brands Home & Security, Inc.	1,837	164,265
Johnson Controls International PLC	9,703	660,580
Masco Corp.	3,460	192,203
Trane Technologies PLC	3,186	550,063

		2,430,380

Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,529	403,839
Bank of New York Mellon Corp.	10,939	567,078
BlackRock, Inc.	1,927	1,616,098
Cboe Global Markets, Inc.	1,460	180,836
Charles Schwab Corp.	20,231	1,473,626
CME Group, Inc.	4,853	938,473
Franklin Resources, Inc.	3,627	107,794
Goldman Sachs Group, Inc.	4,585	1,733,268
Intercontinental Exchange, Inc.	7,607	873,436
Invesco Ltd.	4,821	116,234
MarketAxess Holdings, Inc.	493	207,400
Moody’s Corp.	2,156	765,617
Morgan Stanley	19,660	1,913,115
MSCI, Inc.	1,098	667,957
Nasdaq, Inc.	1,576	304,200
Northern Trust Corp.	2,814	303,377
Raymond James Financial, Inc.	2,399	221,334
S&P Global, Inc.	3,250	1,380,892
State Street Corp.	4,686	396,998
T. Rowe Price Group, Inc.	3,043	598,558

		14,770,130

Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,964	759,110
Albemarle Corp.	1,539	336,995
Celanese Corp.	1,471	221,591
CF Industries Holdings, Inc.	2,856	159,422
Corteva, Inc.	9,922	417,518
Dow, Inc.	10,123	582,680
DuPont de Nemours, Inc.	7,028	477,834
Eastman Chemical Co.	1,861	187,477
Ecolab, Inc.	3,367	702,423
FMC Corp.	1,714	156,934
International Flavors & Fragrances, Inc.	3,324	444,485

Transamerica Series Trust	Page 1

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	6,958	$ 2,041,338
LyondellBasell Industries NV, Class A	3,476	326,223
Mosaic Co.	4,393	156,918
PPG Industries, Inc.	3,186	455,630
Sherwin-Williams Co.	3,234	904,647

		8,331,225

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,179	448,798
Copart, Inc. (A)	2,868	397,849
Republic Services, Inc.	2,844	341,451
Rollins, Inc.	2,832	100,055
Waste Management, Inc.	5,168	771,892

		2,060,045

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	726	249,482
Cisco Systems, Inc.	56,760	3,089,447
F5 Networks, Inc. (A)	765	152,067
Juniper Networks, Inc.	4,242	116,740
Motorola Solutions, Inc.	2,265	526,205

		4,133,941

Construction & Engineering - 0.0% (B)
Quanta Services, Inc.	1,908	217,169

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	819	279,836
Vulcan Materials Co.	1,793	303,304

		583,140

Consumer Finance - 0.7%
American Express Co.	8,777	1,470,411
Capital One Financial Corp.	6,101	988,179
Discover Financial Services	4,070	499,999
Synchrony Financial	7,673	375,056

		3,333,645

Containers & Packaging - 0.3%
Amcor PLC	20,858	241,744
Avery Dennison Corp.	1,096	227,102
Ball Corp.	4,466	401,806
International Paper Co.	5,166	288,883
Packaging Corp. of America	1,242	170,700
Sealed Air Corp.	1,995	109,306
WestRock Co.	3,490	173,907

		1,613,448

Distributors - 0.1%
Genuine Parts Co.	1,964	238,096
LKQ Corp. (A)	3,800	191,216
Pool Corp.	545	236,753

		666,065

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B (A)	24,967	6,814,493

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	96,167	2,597,471
Lumen Technologies, Inc.	13,656	169,198
Verizon Communications, Inc.	55,762	3,011,705

		5,778,374

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 1.6%
Alliant Energy Corp.	3,392	$ 189,884
American Electric Power Co., Inc.	6,707	544,474
Duke Energy Corp.	10,388	1,013,765
Edison International	5,138	285,005
Entergy Corp.	2,716	269,726
Evergy, Inc.	2,969	184,672
Eversource Energy	4,550	372,008
Exelon Corp.	13,239	639,973
FirstEnergy Corp.	7,086	252,403
NextEra Energy, Inc.	26,423	2,074,734
NRG Energy, Inc.	3,100	126,573
Pinnacle West Capital Corp.	1,427	103,258
PPL Corp.	10,412	290,287
Southern Co.	14,307	886,605
Xcel Energy, Inc.	7,188	449,250

		7,682,617

Electrical Equipment - 0.6%
AMETEK, Inc.	3,088	382,943
Eaton Corp. PLC	5,334	796,420
Emerson Electric Co.	8,031	756,520
Generac Holdings, Inc. (A)	838	342,465
Rockwell Automation, Inc.	1,561	458,996

		2,737,344

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	8,057	590,014
CDW Corp.	1,910	347,658
Corning, Inc.	10,363	378,146
IPG Photonics Corp. (A)	457	72,389
Keysight Technologies, Inc. (A)	2,483	407,932
TE Connectivity Ltd.	4,473	613,785
Teledyne Technologies, Inc. (A)	611	262,474
Trimble, Inc. (A)	3,377	277,758
Zebra Technologies Corp., Class A (A)	721	371,618

		3,321,774

Energy Equipment & Services - 0.2%
Baker Hughes Co.	11,159	275,962
Halliburton Co.	11,710	253,170
Schlumberger NV	18,797	557,143

		1,086,275

Entertainment - 1.9%
Activision Blizzard, Inc.	10,507	813,137
Electronic Arts, Inc.	3,845	546,951
Live Nation Entertainment, Inc. (A)	1,972	179,708
Netflix, Inc. (A)	5,961	3,638,237
Take-Two Interactive Software, Inc. (A)	1,570	241,890
Walt Disney Co. (A)	24,475	4,140,436

		9,560,359

Equity Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc.	1,850	353,479
American Tower Corp.	6,129	1,626,698
AvalonBay Communities, Inc.	1,881	416,905
Boston Properties, Inc.	1,879	203,590
Crown Castle International Corp.	5,835	1,011,322
Digital Realty Trust, Inc.	3,779	545,877
Duke Realty Corp.	4,941	236,526
Equinix, Inc.	1,198	946,576
Equity Residential	4,641	375,550
Essex Property Trust, Inc.	858	274,337
Extra Space Storage, Inc.	1,808	303,726
Federal Realty Investment Trust	978	115,394
Healthpeak Properties, Inc.	7,115	238,210

Transamerica Series Trust	Page 2

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Host Hotels & Resorts, Inc. (A)	9,256	$ 151,150
Iron Mountain, Inc.	3,953	171,758
Kimco Realty Corp.	8,233	170,835
Mid-America Apartment Communities, Inc.	1,528	285,354
Prologis, Inc.	9,981	1,251,917
Public Storage	2,042	606,678
Realty Income Corp.	5,245	340,191
Regency Centers Corp.	2,116	142,470
SBA Communications Corp.	1,469	485,607
Simon Property Group, Inc.	4,454	578,886
UDR, Inc.	4,014	212,662
Ventas, Inc.	5,123	282,841
Vornado Realty Trust	2,133	89,607
Welltower, Inc.	5,616	462,758
Weyerhaeuser Co.	10,120	359,968

		12,240,872

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	5,954	2,675,430
Kroger Co.	9,159	370,298
Sysco Corp.	6,942	544,947
Walgreens Boots Alliance, Inc.	9,480	446,034
Walmart, Inc.	19,248	2,682,786

		6,719,495

Food Products - 0.9%
Archer-Daniels-Midland Co.	7,471	448,335
Campbell Soup Co.	2,816	117,737
Conagra Brands, Inc.	6,385	216,260
General Mills, Inc.	8,201	490,584
Hershey Co.	1,976	334,438
Hormel Foods Corp.	3,679	150,839
J.M. Smucker Co.	1,467	176,084
Kellogg Co.	3,365	215,091
Kraft Heinz Co.	9,063	333,699
Lamb Weston Holdings, Inc.	1,854	113,780
McCormick & Co., Inc.	3,371	273,152
Mondelez International, Inc., Class A	18,964	1,103,325
Tyson Foods, Inc., Class A	3,986	314,655

		4,287,979

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	1,778	156,820

Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	23,878	2,820,708
ABIOMED, Inc. (A)	591	192,382
Align Technology, Inc. (A)	990	658,776
Baxter International, Inc.	6,709	539,605
Becton Dickinson & Co.	3,891	956,486
Boston Scientific Corp. (A)	19,178	832,133
Cooper Cos., Inc.	673	278,158
Danaher Corp.	8,558	2,605,398
DENTSPLY SIRONA, Inc.	2,988	173,453
DexCom, Inc. (A)	1,289	704,903
Edwards Lifesciences Corp. (A)	8,399	950,851
Hologic, Inc. (A)	3,407	251,471
IDEXX Laboratories, Inc. (A)	1,154	717,673
Intuitive Surgical, Inc. (A)	1,596	1,586,663
Medtronic PLC	18,101	2,268,960
ResMed, Inc.	1,943	512,078
STERIS PLC	1,344	274,552
Stryker Corp.	4,520	1,192,014
Teleflex, Inc.	606	228,189

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	994	$ 421,993
Zimmer Biomet Holdings, Inc.	2,809	411,125

		18,577,571

Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	1,947	232,569
Anthem, Inc.	3,305	1,232,104
Cardinal Health, Inc.	3,840	189,926
Centene Corp. (A)	7,833	488,074
Cigna Corp.	4,637	928,142
CVS Health Corp.	17,757	1,506,859
DaVita, Inc. (A)	903	104,983
HCA Healthcare, Inc.	3,320	805,831
Henry Schein, Inc. (A)	1,807	137,621
Humana, Inc.	1,716	667,781
Laboratory Corp. of America Holdings (A)	1,316	370,375
McKesson Corp.	2,083	415,309
Quest Diagnostics, Inc.	1,784	259,233
UnitedHealth Group, Inc.	12,700	4,962,398
Universal Health Services, Inc., Class B	1,071	148,194

		12,449,399

Health Care Technology - 0.1%
Cerner Corp.	3,969	279,894

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (A)	554	1,315,124
Caesars Entertainment, Inc. (A)	2,875	322,805
Carnival Corp. (A)	10,613	265,431
Chipotle Mexican Grill, Inc. (A)	381	692,475
Darden Restaurants, Inc.	1,764	267,193
Domino’s Pizza, Inc.	522	248,973
Expedia Group, Inc. (A)	1,901	311,574
Hilton Worldwide Holdings, Inc. (A)	3,749	495,280
Las Vegas Sands Corp. (A)	4,631	169,495
Marriott International, Inc., Class A (A)	3,684	545,564
McDonald’s Corp.	10,058	2,425,084
MGM Resorts International	5,552	239,569
Norwegian Cruise Line Holdings Ltd. (A)	4,704	125,644
Penn National Gaming, Inc. (A)	2,112	153,036
Royal Caribbean Cruises Ltd. (A)	3,019	268,540
Starbucks Corp.	15,882	1,751,943
Wynn Resorts Ltd. (A)	1,326	112,379
Yum! Brands, Inc.	3,969	485,448

		10,195,557

Household Durables - 0.4%
D.R. Horton, Inc.	4,419	371,063
Garmin Ltd.	2,025	314,807
Leggett & Platt, Inc.	1,794	80,443
Lennar Corp., Class A	3,694	346,054
Mohawk Industries, Inc. (A)	784	139,082
Newell Brands, Inc.	5,053	111,873
NVR, Inc. (A)	47	225,322
PulteGroup, Inc.	3,474	159,526
Whirlpool Corp.	820	167,165

		1,915,335

Household Products - 1.3%
Church & Dwight Co., Inc.	3,195	263,811
Clorox Co.	1,685	279,053
Colgate-Palmolive Co.	11,437	864,408
Kimberly-Clark Corp.	4,572	605,516
Procter & Gamble Co.	32,788	4,583,762

		6,596,550

Transamerica Series Trust	Page 3

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	9,012	$ 205,744

Industrial Conglomerates - 1.1%
3M Co.	7,818	1,371,434
General Electric Co.	14,799	1,524,741
Honeywell International, Inc.	9,358	1,986,516
Roper Technologies, Inc.	1,411	629,489

		5,512,180

Insurance - 1.9%
Aflac, Inc.	8,376	436,641
Allstate Corp.	4,002	509,495
American International Group, Inc.	11,515	632,058
Aon PLC, Class A	3,041	869,027
Arthur J Gallagher & Co.	2,785	413,990
Assurant, Inc.	771	121,625
Brown & Brown, Inc.	3,148	174,557
Chubb Ltd.	5,908	1,024,920
Cincinnati Financial Corp.	2,003	228,783
Everest Re Group Ltd.	552	138,430
Globe Life, Inc.	1,242	110,575
Hartford Financial Services Group, Inc.	4,699	330,105
Lincoln National Corp.	2,300	158,125
Loews Corp.	2,962	159,741
Marsh & McLennan Cos., Inc.	6,868	1,040,021
MetLife, Inc.	9,920	612,362
Principal Financial Group, Inc.	3,443	221,729
Progressive Corp.	7,919	715,798
Prudential Financial, Inc.	5,345	562,294
Travelers Cos., Inc.	3,379	513,642
W.R. Berkley Corp.	1,784	130,553
Willis Towers Watson PLC	1,727	401,458

		9,505,929

Interactive Media & Services - 6.7%
Alphabet, Inc., Class A (A)	4,055	10,841,124
Alphabet, Inc., Class C (A)	3,795	10,114,851
Facebook, Inc., Class A (A)	32,111	10,898,152
Match Group, Inc. (A)	3,728	585,259
Twitter, Inc. (A)	10,807	652,635

		33,092,021

Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (A)	5,866	19,270,044
eBay, Inc.	8,624	600,834
Etsy, Inc. (A)	1,705	354,572

		20,225,450

IT Services - 4.9%
Accenture PLC, Class A	8,541	2,732,437
Akamai Technologies, Inc. (A)	2,133	223,090
Automatic Data Processing, Inc.	5,744	1,148,341
Broadridge Financial Solutions, Inc.	1,512	251,960
Cognizant Technology Solutions Corp., Class A	7,016	520,657
DXC Technology Co. (A)	3,390	113,938
Fidelity National Information Services, Inc.	8,375	1,019,070
Fiserv, Inc. (A)	8,049	873,317
FleetCor Technologies, Inc. (A)	1,096	286,352
Gartner, Inc. (A)	1,144	347,639
Global Payments, Inc.	4,000	630,320
International Business Machines Corp.	12,047	1,673,690
Jack Henry & Associates, Inc.	1,003	164,552
Mastercard, Inc., Class A	11,713	4,072,376
Paychex, Inc.	4,312	484,884

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
PayPal Holdings, Inc. (A)	15,826	$ 4,118,083
VeriSign, Inc. (A)	1,324	271,433
Visa, Inc., Class A	22,731	5,063,330
Western Union Co.	5,333	107,833

		24,103,302

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,676	149,533

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	4,087	643,825
Bio-Rad Laboratories, Inc., Class A (A)	292	217,817
Bio-Techne Corp.	518	251,007
Charles River Laboratories International, Inc. (A)	681	281,028
Illumina, Inc. (A)	1,976	801,485
IQVIA Holdings, Inc. (A)	2,554	611,785
Mettler-Toledo International, Inc. (A)	313	431,114
PerkinElmer, Inc.	1,500	259,935
Thermo Fisher Scientific, Inc.	5,299	3,027,478
Waters Corp. (A)	812	290,128

		6,815,602

Machinery - 1.5%
Caterpillar, Inc.	7,388	1,418,274
Cummins, Inc.	1,934	434,299
Deere & Co.	3,823	1,280,973
Dover Corp.	1,945	302,448
Fortive Corp.	4,827	340,641
IDEX Corp.	1,033	213,779
Illinois Tool Works, Inc.	3,886	802,964
Ingersoll Rand, Inc. (A)	5,457	275,087
Otis Worldwide Corp.	5,748	472,946
PACCAR, Inc.	4,729	373,213
Parker-Hannifin Corp.	1,735	485,141
Pentair PLC	2,199	159,713
Snap-on, Inc.	700	146,265
Stanley Black & Decker, Inc.	2,175	381,299
Westinghouse Air Brake Technologies Corp.	2,546	219,491
Xylem, Inc.	2,375	293,740

		7,600,273

Media - 1.2%
Charter Communications, Inc., Class A (A)	1,708	1,242,672
Comcast Corp., Class A	61,691	3,450,378
Discovery, Inc., Class A (A)	2,002	50,811
Discovery, Inc., Class C (A)	3,780	91,741
DISH Network Corp., Class A (A)	3,276	142,375
Fox Corp., Class A	4,345	174,278
Fox Corp., Class B	2,115	78,509
Interpublic Group of Cos., Inc.	5,370	196,918
News Corp., Class A	5,016	118,026
News Corp., Class B	1,610	37,400
Omnicom Group, Inc.	2,873	208,178
ViacomCBS, Inc., Class B	8,126	321,058

		6,112,344

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	19,651	639,247
Newmont Corp.	10,858	589,590
Nucor Corp.	4,025	396,422

		1,625,259

Transamerica Series Trust	Page 4

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.7%
Ameren Corp.	3,374	$ 273,294
CenterPoint Energy, Inc.	7,913	194,660
CMS Energy Corp.	3,760	224,585
Consolidated Edison, Inc.	4,760	345,528
Dominion Energy, Inc.	10,799	788,543
DTE Energy Co.	2,620	292,680
NiSource, Inc.	5,416	131,230
Public Service Enterprise Group, Inc.	6,691	407,482
Sempra Energy	4,231	535,221
WEC Energy Group, Inc.	4,223	372,469

		3,565,692

Multiline Retail - 0.5%
Dollar General Corp.	3,144	666,968
Dollar Tree, Inc. (A)	3,054	292,329
Target Corp.	6,671	1,526,125

		2,485,422

Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	4,891	104,814
Cabot Oil & Gas Corp.	4,866	105,884
Chevron Corp.	26,047	2,642,468
ConocoPhillips	18,232	1,235,583
Devon Energy Corp.	8,480	301,125
Diamondback Energy, Inc.	2,479	234,687
EOG Resources, Inc.	7,864	631,243
Exxon Mobil Corp.	57,021	3,353,975
Hess Corp.	3,694	288,538
Kinder Morgan, Inc.	26,027	435,432
Marathon Oil Corp.	10,254	140,172
Marathon Petroleum Corp.	8,511	526,065
Occidental Petroleum Corp.	11,947	353,392
ONEOK, Inc.	5,850	339,242
Phillips 66	5,856	410,096
Pioneer Natural Resources Co.	3,119	519,345
Valero Energy Corp.	5,506	388,558
Williams Cos., Inc.	16,253	421,603

		12,432,222

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	3,132	939,381

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	30,106	1,781,372
Catalent, Inc. (A)	2,328	309,787
Eli Lilly & Co.	10,652	2,461,145
Johnson & Johnson	35,456	5,726,144
Merck & Co., Inc.	34,095	2,560,875
Organon & Co.	3,320	108,863
Pfizer, Inc.	75,515	3,247,900
Viatris, Inc.	15,961	216,271
Zoetis, Inc.	6,407	1,243,855

		17,656,212

Professional Services - 0.4%
Equifax, Inc.	1,639	415,355
IHS Markit Ltd.	5,369	626,133
Jacobs Engineering Group, Inc.	1,737	230,205
Leidos Holdings, Inc.	1,907	183,320
Nielsen Holdings PLC	4,567	87,641
Robert Half International, Inc.	1,465	146,983
Verisk Analytics, Inc.	2,134	427,376

		2,117,013

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	4,494	437,536

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.9%
CSX Corp.	30,700	$ 913,018
JB Hunt Transport Services, Inc.	1,140	190,631
Kansas City Southern	1,220	330,181
Norfolk Southern Corp.	3,350	801,487
Old Dominion Freight Line, Inc.	1,259	360,049
Union Pacific Corp.	8,783	1,721,556

		4,316,922

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (A)	13,688	1,408,495
Analog Devices, Inc.	7,262	1,216,240
Applied Materials, Inc.	12,373	1,592,776
Broadcom, Inc.	5,526	2,679,723
Enphase Energy, Inc. (A)	1,821	273,095
Intel Corp.	54,643	2,911,379
KLA Corp.	2,033	680,059
Lam Research Corp.	1,926	1,096,183
Microchip Technology, Inc.	3,651	560,392
Micron Technology, Inc.	15,143	1,074,850
Monolithic Power Systems, Inc.	588	284,992
NVIDIA Corp.	33,564	6,953,118
NXP Semiconductors NV	3,571	699,452
Qorvo, Inc. (A)	1,492	249,448
QUALCOMM, Inc.	15,197	1,960,109
Skyworks Solutions, Inc.	2,226	366,800
Teradyne, Inc.	2,160	235,807
Texas Instruments, Inc.	12,435	2,390,131
Xilinx, Inc.	5,139	775,938

		27,408,987

Software - 9.2%
Adobe, Inc. (A)	6,417	3,694,395
ANSYS, Inc. (A)	1,166	396,965
Autodesk, Inc. (A)	2,944	839,540
Cadence Design Systems, Inc. (A)	3,737	565,931
Ceridian HCM Holding, Inc. (A)	1,817	204,631
Citrix Systems, Inc.	1,684	180,811
Fortinet, Inc. (A)	1,810	528,592
Intuit, Inc.	3,682	1,986,476
Microsoft Corp.	101,217	28,535,097
NortonLifeLock, Inc.	7,756	196,227
Oracle Corp.	22,187	1,933,153
Paycom Software, Inc. (A)	671	332,648
PTC, Inc. (A)	1,439	172,378
salesforce.com, Inc. (A)	13,085	3,548,914
ServiceNow, Inc. (A)	2,662	1,656,483
Synopsys, Inc. (A)	2,034	609,000
Tyler Technologies, Inc. (A)	537	246,295

		45,627,536

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	895	186,957
AutoZone, Inc. (A)	289	490,719
Bath & Body Works, Inc.	3,564	224,639
Best Buy Co., Inc.	2,992	316,284
CarMax, Inc. (A)	2,170	277,673
Gap, Inc.	2,537	57,590
Home Depot, Inc.	14,321	4,701,012
Lowe’s Cos., Inc.	9,527	1,932,647
O’Reilly Automotive, Inc. (A)	928	567,064
Ross Stores, Inc.	4,837	526,507
TJX Cos., Inc.	16,282	1,074,286

Transamerica Series Trust	Page 5

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Tractor Supply Co.	1,530	$ 309,993
Ulta Beauty, Inc. (A)	752	271,412

		10,936,783

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	211,509	29,928,524
Hewlett Packard Enterprise Co.	17,132	244,131
HP, Inc.	16,164	442,247
NetApp, Inc.	2,941	263,984
Seagate Technology Holdings PLC	2,820	232,706
Western Digital Corp. (A)	4,029	227,397

		31,338,989

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	4,584	78,661
NIKE, Inc., Class B	17,214	2,499,989
PVH Corp. (A)	907	93,231
Ralph Lauren Corp.	631	70,066
Tapestry, Inc.	3,831	141,824
Under Armour, Inc., Class A (A)	2,632	53,114
Under Armour, Inc., Class C (A)	2,612	45,762
VF Corp.	4,345	291,072

		3,273,719

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.6%
Altria Group, Inc.	24,978	$ 1,136,998
Philip Morris International, Inc.	20,992	1,989,832

		3,126,830

Trading Companies & Distributors - 0.2%
Fastenal Co.	7,736	399,255
United Rentals, Inc. (A)	978	343,209
WW Grainger, Inc.	594	233,478

		975,942

Water Utilities - 0.1%
American Water Works Co., Inc.	2,443	412,965

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	7,914	1,011,093

Total Common Stocks (Cost $364,066,205)		491,935,908

Total Investments (Cost $364,066,205)		491,935,908
Net Other Assets (Liabilities) - 0.6%		3,056,438

Net Assets - 100.0%		$ 494,992,346

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	15	12/17/2021	$3,323,173	$3,223,313	$—	$(99,860)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$491,935,908	$—	$—	$491,935,908

Total Investments	$491,935,908	$—	$—	$491,935,908

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(99,860)	$—	$—	$(99,860)

Total Other Financial Instruments	$(99,860)	$—	$—	$(99,860)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 6

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica S&P 500 Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 7